UNSECURED DEBT AND RELATED DERIVATIVES - April 2029 debentures (Details) - CAD ($) $ in Thousands	Oct. 12, 2023	Dec. 31, 2024	Dec. 31, 2023
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 3,089,443	$ 3,074,685
April 2029 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 400,000	$ 400,000	$ 400,000
Interest receipt rate	6.074%
Deferred financing costs	$ 2,500
Redemption percentage	100.00%
Redemption spread	0.505%
Redemption period of debentures	1 month